Variable Interest Entities (VIEs)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Transfer of Securitizations or Asset-backed Financing Financial Assets Accounted for as Sale [Abstract]
Variable Interest Entities (VIEs)
Variable Interest Entities ("VIEs")

Due to the Assured Settlement Agreement in 2013, the Company became the primary beneficiary and reconsolidated the FSTAR 2005-1 and the FSTAR 2006-2 HELOC securitization trust's assets and liabilities. The Company elected the fair value option for these assets and liabilities.

In 2015, the Company executed clean-up calls of the FSTAR 2005-1and FSTAR 2006-2 long-term debt associated with the HELOC securitization trusts. The transactions resulted in cash payments of $52 million to the debt bondholders during the year ended December 31, 2015. After payment of the debt, the FSTAR 2005-1 and FSTAR 2006-2 HELOC securitization trusts were dissolved and the Company no longer has any consolidated VIEs as of December 31, 2015.

The following table provides a summary of the classifications of consolidated VIE assets and liabilities included in the Consolidated Financial Statements as of December 31, 2014.

	2005-1	2006-2	Total
	(Dollars in millions)
HELOC Securitizations
Assets
Loans held-for-investment	$63	$69	$132
Liabilities
Long-term debt	$42	$42	$84

The Company has a continuing involvement, but is not the primary beneficiary for one unconsolidated VIE related to the FSTAR 2007-1 mortgage securitization trust. In accordance with the settlement agreement with MBIA, there is no further recourse to the Company related to FSTAR 2007-1. At December 31, 2015 and 2014, the FSTAR 2007-1 mortgage securitization trust included 3,061 loans and 3,624 loans, respectively, with an aggregate principal balance of $117 million and $141 million, respectively.

Variable Interest Entities (VIEs)
Variable Interest Entities ("VIEs")

In 2015, we executed clean-up calls of the FSTAR 2005-1 and FSTAR 2006-2 long-term debt associated with the HELOC securitization trusts. The transactions resulted in cash payments of $52 million to the debt bondholders during the year ended December 31, 2015. After payment of the debt, the FSTAR 2005-1 and FSTAR 2006-2 HELOC securitization trusts were dissolved and we no longer have any consolidated VIEs as of December 31, 2015.

We have a continuing involvement, but are not the primary beneficiary for one unconsolidated VIE related to the FSTAR 2007-1 mortgage securitization trust. In accordance with the settlement agreement with MBIA Insurance Corporation ("MBIA"), there is no further recourse to us related to FSTAR 2007-1, unless MBIA fails to meet their obligations. At June 30, 2016 and December 31, 2015, the FSTAR 2007-1 mortgage securitization trust included 2,762 loans and 3,061 loans, respectively, with an aggregate principal balance of $103 million and $117 million, respectively.